UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed Securities Central Fund

May 31, 2013

1.850080.106

MBSCEN-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 104.1%
	Principal Amount	Value
Fannie Mae - 61.5%
0.606% 7/1/37 (c)	$ 661,870	$ 704,608
1.865% 9/1/37 (c)	118,618	122,296
1.875% 10/1/34 (c)	40,854	42,714
2.014% 2/1/33 (c)	17,022	17,674
2.039% 12/1/34 (c)	353,114	370,896
2.044% 1/1/35 (c)	29,438	30,961
2.063% 1/1/35 (c)	2,047,667	2,148,547
2.072% 7/1/35 (c)	171,373	180,817
2.083% 3/1/35 (c)	291,900	304,296
2.117% 10/1/33 (c)	197,496	208,046
2.138% 10/1/33 (c)	23,099	24,247
2.175% 3/1/35 (c)	55,764	57,798
2.271% 12/1/34 (c)	100,957	107,358
2.332% 3/1/35 (c)	534,987	568,644
2.46% 9/1/35 (c)	841,308	904,658
2.5% 5/1/27	89,501	91,502
2.5% 6/1/28 (a)	273,400,000	279,299,261
2.5% 6/1/28 (a)	88,600,000	90,511,758
2.5% 6/1/28 (a)	800,000	817,262
2.5% 6/1/28 (a)	233,000,000	238,027,534
2.526% 10/1/33 (c)	815,059	868,318
2.554% 1/1/35 (c)	1,651,980	1,755,692
2.559% 6/1/36 (c)	261,494	280,649
2.596% 3/1/33 (c)	852,280	907,953
2.605% 7/1/34 (c)	230,864	244,501
2.608% 7/1/34 (c)	1,488,979	1,593,380
2.611% 5/1/36 (c)	1,049,962	1,113,146
2.627% 6/1/47 (c)	972,934	1,046,196
2.666% 7/1/35 (c)	941,632	1,000,640
2.726% 11/1/36 (c)	756,569	813,539
2.752% 9/1/36 (c)	508,422	545,945
2.781% 9/1/36 (c)	781,613	840,224
2.816% 5/1/36 (c)	1,493,314	1,605,760
2.826% 5/1/35 (c)	1,928,803	2,064,849
2.885% 6/1/36 (c)	3,045,045	3,251,633
3% 12/1/25 to 3/1/43	342,438,994	352,485,986
3% 6/1/28 (a)	9,700,000	10,097,380
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3% 6/1/43 (a)	$ 87,200,000	$ 87,811,534
3% 6/1/43 (a)	87,200,000	87,811,534
3% 6/1/43 (a)	122,000,000	122,855,586
3% 6/1/43 (a)	177,500,000	178,744,808
3% 6/1/43 (a)	194,200,000	195,561,925
3% 6/1/43 (a)	240,200,000	241,884,523
3% 6/1/43 (a)	100,700,000	101,406,209
3% 6/1/43 (a)	61,000,000	61,427,793
3% 6/1/43 (a)	111,300,000	112,080,547
3% 6/1/43 (a)	273,000,000	274,914,549
3.155% 9/1/37 (c)	158,613	170,282
3.361% 9/1/41 (c)	3,525,207	3,703,290
3.478% 3/1/40 (c)	5,640,045	5,976,203
3.484% 12/1/39 (c)	4,389,635	4,658,799
3.5% 10/1/20 to 5/1/43	1,230,267,752	1,279,815,369
3.5% 6/1/43 (a)	165,000,000	170,942,574
3.5% 6/1/43 (a)	165,000,000	170,942,574
3.5% 6/1/43 (a)	97,700,000	101,218,724
4% 4/1/24 to 7/1/42	1,430,989,629	1,518,803,619
4% 6/1/28 (a)	1,700,000	1,805,719
4% 6/1/43 (a)	183,900,000	194,028,863
4% 6/1/43 (a)	98,900,000	104,347,224
4.5% 4/1/21 to 11/1/41	849,103,964	915,674,978
4.5% 6/1/43 (a)	174,200,000	186,135,418
5% 3/1/18 to 8/1/40	429,608,809	465,625,113
5% 6/1/43 (a)	7,400,000	7,979,281
5.5% 12/1/17 to 6/1/40	520,412,559	569,012,361
5.5% 4/1/34	4,104	4,490
5.5% 6/1/43 (a)	71,400,000	77,338,281
5.5% 6/1/43 (a)	71,400,000	77,338,281
5.565% 8/1/46 (c)	184,390	199,164
6% 2/1/17 to 1/1/42	277,198,320	307,107,871
6.129% 3/1/37 (c)	281,783	301,492
6.296% 4/1/37 (c)	801,893	851,555
6.5% 6/1/13 to 4/1/37	27,521,719	30,406,406
7% 3/1/15 to 7/1/37	14,024,036	16,040,623
7.5% 10/1/15 to 2/1/32	5,689,841	6,646,382
8% 12/1/17 to 3/1/37	81,669	98,231
8.5% 1/1/15 to 7/1/31	126,997	143,375
9.5% 4/1/16 to 2/1/25	256,622	281,620
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
11.25% 5/1/14	$ 10	$ 10
12.5% 8/1/15 to 3/1/16	113	119
		8,677,153,967
Freddie Mac - 19.6%
1.625% 8/1/37 (c)	196,238	203,068
1.945% 3/1/35 (c)	828,033	866,208
2.111% 2/1/37 (c)	1,128,645	1,183,675
2.167% 6/1/33 (c)	1,796,986	1,891,924
2.22% 8/1/37 (c)	607,270	638,770
2.229% 3/1/37 (c)	248,025	262,188
2.241% 12/1/35 (c)	1,611,421	1,687,077
2.334% 5/1/37 (c)	568,503	605,092
2.336% 1/1/36 (c)	501,554	532,130
2.375% 5/1/37 (c)	411,149	438,113
2.392% 3/1/36 (c)	2,336,627	2,480,899
2.402% 6/1/33 (c)	5,870,113	6,242,003
2.403% 3/1/36 (c)	1,293,366	1,369,794
2.478% 6/1/37 (c)	211,565	224,509
2.492% 4/1/35 (c)	176,392	186,116
2.526% 10/1/35 (c)	1,657,907	1,766,273
2.528% 11/1/35 (c)	1,183,584	1,246,173
2.565% 3/1/35 (c)	8,427,239	9,020,390
2.565% 10/1/36 (c)	2,331,464	2,497,150
2.574% 6/1/37 (c)	1,599,275	1,719,701
2.635% 6/1/37 (c)	171,161	183,537
2.662% 6/1/37 (c)	378,976	406,018
2.699% 4/1/37 (c)	654,037	696,984
2.72% 4/1/37 (c)	43,011	46,250
2.957% 4/1/36 (c)	1,935,903	2,081,676
3% 8/1/42 to 3/1/43	226,504,801	227,489,220
3.024% 3/1/33 (c)	57,294	61,002
3.057% 7/1/36 (c)	707,622	754,606
3.287% 10/1/35 (c)	344,875	370,844
3.5% 1/1/26 to 5/1/43	670,908,115	697,336,370
3.5% 6/1/43 (a)	7,600,000	7,854,719
4% 6/1/24 to 5/1/42	457,592,562	486,303,352
4% 10/1/41	14,044,945	15,110,386
4% 3/1/42	7,181,096	7,719,117
4% 4/1/42	49,355,085	52,243,128
4% 6/1/43 (a)	18,000,000	18,946,406
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.5% 6/1/25 to 10/1/41	$ 617,699,485	$ 663,289,487
5% 6/1/20 to 4/1/41	235,248,236	253,756,167
5.129% 4/1/38 (c)	3,564,223	3,777,339
5.5% 10/1/17 to 4/1/41	152,431,079	164,990,264
6% 7/1/16 to 12/1/37	29,746,459	32,856,809
6.011% 4/1/37 (c)	348,289	370,560
6.146% 6/1/36 (c)	419,504	440,606
6.379% 12/1/36 (c)	2,246,897	2,416,089
6.5% 6/1/13 to 9/1/39	67,465,287	75,609,367
7% 6/1/21 to 9/1/36	13,782,496	16,050,426
7.03% 6/1/36 (c)	132,578	139,670
7.5% 7/1/14 to 6/1/32	525,216	583,670
8% 7/1/16 to 1/1/37	446,995	526,867
8.5% 5/1/17 to 9/1/29	364,671	432,057
9% 10/1/16 to 10/1/20	9,385	9,839
9.5% 5/1/21 to 7/1/21	6,311	6,879
10% 11/15/18 to 8/1/21	2,717	2,960
11% 8/1/15 to 9/1/20	19,633	21,073
12% 7/1/15	211	226
12.5% 6/1/19	111	117
13% 6/1/15	185	190
		2,767,945,530
Ginnie Mae - 23.0%
3% 6/1/43 (a)	13,500,000	13,773,973
3% 6/1/43 (a)	102,000,000	104,070,019
3% 6/1/43 (a)	88,300,000	90,091,987
3% 6/1/43 (a)	49,000,000	49,986,762
3% 6/1/43 (a)	62,600,000	63,860,639
3% 6/1/43 (a)	44,200,000	45,090,100
3.5% 12/15/41 to 11/20/42	202,802,590	213,274,053
3.5% 6/1/43 (a)	142,700,000	150,091,418
3.5% 6/1/43 (a)	55,600,000	58,340,908
3.5% 6/1/43 (a)	93,400,000	98,004,330
3.5% 6/1/43 (a)	115,000,000	120,669,144
3.5% 6/1/43 (a)	135,000,000	141,655,082
4% 1/15/25 to 12/15/41	183,314,902	196,464,409
4.497% 1/20/62 (g)	12,010,133	13,412,076
4.5% 6/20/33 to 8/15/41	679,080,140	738,224,461
4.564% 11/20/61 (g)	14,718,667	16,407,914
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
4.751% 12/20/60 (g)	$ 31,552,551	$ 34,968,146
4.814% 1/20/61 (g)	41,239,853	45,915,504
5% 12/15/32 to 9/15/41	258,811,602	284,532,579
5% 9/20/33	26,052,827	28,332,342
5% 10/20/39	91,863,718	100,375,093
5% 4/20/40	12,433,188	13,585,150
5% 6/20/40	14,981,114	16,369,148
5% 8/20/40	20,224,321	22,230,871
5% 4/20/41	74,102,657	80,181,091
5% 5/20/41	37,525,049	40,603,124
5% 6/20/41	110,575,773	119,645,994
5.294% 5/20/60 (g)	35,659,796	40,271,749
5.5% 4/15/29 to 9/15/39	34,105,397	37,343,876
5.513% 2/20/60 (g)	25,446,697	28,993,076
6% 4/15/28 to 11/15/39	67,848,907	75,635,682
6.5% 3/20/31 to 10/15/38	126,071,786	142,516,845
7% 6/15/22 to 3/15/33	11,712,504	13,562,097
7.5% 1/15/17 to 9/15/31	5,447,574	6,315,670
8% 8/15/16 to 11/15/29	2,054,128	2,386,143
8.5% 11/15/16 to 1/15/31	334,873	393,040
9% 8/15/19 to 1/15/23	18,502	20,639
9.5% 12/15/20 to 2/15/25	10,718	11,831
10.5% 3/20/16 to 1/20/18	42,380	45,979
11% 8/20/13 to 9/20/19	16,813	18,394
		3,247,671,338
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,688,162,384)		14,692,770,835
Collateralized Mortgage Obligations - 8.0%

U.S. Government Agency - 8.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9933% 2/25/32 (c)	315,644	319,553
Series 2002-39 Class FD, 1.1982% 3/18/32 (c)	468,317	476,452
Series 2002-60 Class FV, 1.1933% 4/25/32 (c)	665,263	678,574
Series 2002-63 Class FN, 1.1933% 10/25/32 (c)	862,895	879,377
Series 2002-7 Class FC, 0.9433% 1/25/32 (c)	338,853	343,328
Series 2002-94 Class FB, 0.5933% 1/25/18 (c)	782,186	785,545
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2003-118 Class S, 7.9067% 12/25/33 (c)(d)(f)	$ 10,743,808	$ 2,120,497
Series 2006-104 Class GI, 6.4867% 11/25/36 (c)(d)(f)	7,886,510	1,470,222
Series 2006-33 Class CF, 0.4933% 5/25/36 (c)	7,041,977	7,039,590
Series 2007-57 Class FA, 0.4233% 6/25/37 (c)	8,405,773	8,408,930
Series 2008-76 Class EF, 0.6933% 9/25/23 (c)	6,255,996	6,280,859
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	475,991	530,499
Series 1993-207 Class H, 6.5% 11/25/23	6,501,573	7,295,519
Series 1994-23 Class PZ, 6% 2/25/24	14,257,883	16,284,563
Series 1996-28 Class PK, 6.5% 7/25/25	2,062,946	2,324,251
Series 1999-17 Class PG, 6% 4/25/29	5,853,069	6,488,582
Series 1999-32 Class PL, 6% 7/25/29	4,697,475	5,224,333
Series 1999-33 Class PK, 6% 7/25/29	2,623,854	2,923,383
Series 2001-52 Class YZ, 6.5% 10/25/31	314,471	358,842
Series 2003-28 Class KG, 5.5% 4/25/23	3,956,598	4,403,743
Series 2004-21 Class QE, 4.5% 11/25/32	1,024,021	1,062,374
Series 2005-102 Class CO, 11/25/35 (e)	2,640,144	2,473,849
Series 2005-73 Class SA, 17.0475% 8/25/35 (c)(f)	2,246,131	2,708,611
Series 2005-81 Class PC, 5.5% 9/25/35	2,150,000	2,510,834
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,968,930
Series 2006-12 Class BO, 10/25/35 (e)	11,357,752	10,729,409
Series 2006-37 Class OW, 5/25/36 (e)	2,010,764	1,857,370
Series 2006-45 Class OP, 6/25/36 (e)	4,238,801	3,817,144
Series 2006-62 Class KP, 4/25/36 (e)	5,400,206	4,818,107
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,064,111	1,245,755
Series 1999-25 Class Z, 6% 6/25/29	3,876,983	4,329,619
Series 2001-20 Class Z, 6% 5/25/31	5,481,703	6,091,964
Series 2001-31 Class ZC, 6.5% 7/25/31	2,718,313	3,084,871
Series 2002-16 Class ZD, 6.5% 4/25/32	1,562,898	1,779,324
Series 2002-74 Class SV, 7.3567% 11/25/32 (c)(d)	5,482,613	1,175,558
Series 2002-79 Class Z, 5.5% 11/25/22	7,749,958	8,456,176
Series 2003-80 Class CG, 6% 4/25/30	130,873	131,573
Series 2010-50 Class FA, 0.5433% 1/25/24 (c)	1,717,441	1,721,769
Series 1993-165 Class SH, 19.1811% 9/25/23 (c)(f)	233,278	308,765
Series 2003-21 Class SK, 7.9067% 3/25/33 (c)(d)(f)	896,244	188,195
Series 2003-35 Class TQ, 7.3067% 5/25/18 (c)(d)(f)	709,194	97,602
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2003-42 Class SJ, 6.8567% 11/25/22 (c)(d)(f)	$ 395,662	$ 16,419
Series 2005-104 Class NI, 6.5067% 3/25/35 (c)(d)(f)	23,427,847	3,584,468
Series 2007-57 Class SA, 39.4603% 6/25/37 (c)(f)	2,516,293	4,650,982
Series 2007-66:
Class FB, 0.5933% 7/25/37 (c)	9,451,705	9,498,626
Class SA, 38.4403% 7/25/37 (c)(f)	3,750,633	7,281,562
Class SB, 38.4403% 7/25/37 (c)(f)	1,575,284	2,986,863
Series 2008-12 Class SG, 6.1567% 3/25/38 (c)(d)(f)	25,277,064	3,110,502
Series 2009-114 Class AI, 5% 12/25/23 (d)	7,293,363	523,446
Series 2009-16 Class SA, 6.0567% 3/25/24 (c)(d)(f)	6,604,635	533,564
Series 2009-76 Class MI, 5.5% 9/25/24 (d)	3,631,714	301,588
Series 2009-85 Class IB, 4.5% 8/25/24 (d)	3,217,162	281,858
Series 2009-93 Class IC, 4.5% 9/25/24 (d)	4,874,488	396,991
Series 2010-112 Class SG, 6.1667% 6/25/21 (c)(d)(f)	4,166,883	432,427
Series 2010-12 Class AI, 5% 12/25/18 (d)	13,327,665	1,184,496
Series 2010-135 Class LS, 5.8567% 12/25/40 (c)(d)(f)	21,033,417	3,254,185
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	17,122,726	2,559,231
Series 2010-17 Class DI, 4.5% 6/25/21 (d)	2,967,331	228,654
Series 2010-23:
Class AI, 5% 12/25/18 (d)	6,100,316	451,079
Class HI, 4.5% 10/25/18 (d)	3,843,023	313,011
Series 2010-29 Class LI, 4.5% 6/25/19 (d)	12,378,073	988,410
Series 2010-96 Class DI, 4% 5/25/23 (d)	3,388,637	43,241
Series 2010-97 Class CI, 4.5% 8/25/25 (d)	9,979,700	971,975
Series 2011-39 Class ZA, 6% 11/25/32	13,287,048	14,914,552
Series 2011-67 Class AI, 4% 7/25/26 (d)	6,187,582	658,620
Series 2011-83 Class DI, 6% 9/25/26 (d)	11,651,954	1,783,124
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 7/1/18 (d)	2,229,450	185,179
Class 5, 5.5% 8/1/33 (d)	3,087,634	371,827
Series 343 Class 16, 5.5% 5/1/34 (d)	2,414,545	308,324
Series 348 Class 14, 6.5% 8/1/34 (c)(d)	1,679,943	304,512
Series 351:
Class 12, 5.5% 4/1/34 (c)(d)	1,203,584	172,016
Class 13, 6% 3/1/34 (d)	1,522,462	219,824
Series 359 Class 19, 6% 7/1/35 (d)	1,320,085	162,815
Series 384 Class 6, 5% 7/25/37 (d)	15,743,654	1,735,577
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
floater:
Series 2412 Class FK, 0.9992% 1/15/32 (c)	$ 250,600	$ 253,474
Series 2423 Class FA, 1.0992% 3/15/32 (c)	389,352	395,496
Series 2424 Class FM, 1.1992% 3/15/32 (c)	482,174	491,257
Series 2432:
Class FE, 1.0992% 6/15/31 (c)	629,731	640,188
Class FG, 1.0992% 3/15/32 (c)	226,758	230,214
Series 3222 Class HF, 0% 9/15/36 (c)	160,814	151,476
floater planned amortization class Series 3153 Class FX, 0.5492% 5/15/36 (c)	13,906,406	13,907,554
floater target amortization class Series 3366 Class FD, 0.4492% 5/15/37 (c)	17,559,373	17,573,276
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (e)	9,265,589	8,751,771
Series 2095 Class PE, 6% 11/15/28	5,638,183	6,292,828
Series 2101 Class PD, 6% 11/15/28	472,637	523,800
Series 2121 Class MG, 6% 2/15/29	2,313,820	2,571,394
Series 2131 Class BG, 6% 3/15/29	15,370,992	17,131,787
Series 2137 Class PG, 6% 3/15/29	2,275,973	2,529,625
Series 2154 Class PT, 6% 5/15/29	3,641,215	4,040,733
Series 2162 Class PH, 6% 6/15/29	958,007	1,060,730
Series 2425 Class JH, 6% 3/15/17	935,575	1,000,423
Series 2520 Class BE, 6% 11/15/32	5,654,323	6,284,567
Series 2585 Class KS, 7.4008% 3/15/23 (c)(d)(f)	460,519	73,764
Series 2590 Class YR, 5.5% 9/15/32 (d)	63,128	2,133
Series 2802 Class OB, 6% 5/15/34	10,455,000	11,783,603
Series 2937 Class KC, 4.5% 2/15/20 (b)	19,056,809	20,256,190
Series 2962 Class BE, 4.5% 4/15/20	15,015,000	16,063,888
Series 3002 Class NE, 5% 7/15/35	8,863,266	10,075,175
Series 3110 Class OP, 9/15/35 (e)	6,785,239	6,498,729
Series 3119 Class PO, 2/15/36 (e)	9,493,780	8,359,704
Series 3121 Class KO, 3/15/36 (e)	2,397,272	2,211,181
Series 3123 Class LO, 3/15/36 (e)	5,885,609	5,108,615
Series 3145 Class GO, 4/15/36 (e)	5,428,513	5,141,083
Series 3189 Class PD, 6% 7/15/36	7,610,000	9,023,169
Series 3225 Class EO, 10/15/36 (e)	4,384,276	3,921,484
Series 3258 Class PM, 5.5% 12/15/36	5,766,727	6,497,405
Series 3415 Class PC, 5% 12/15/37	7,116,169	7,713,836
Series 3786 Class HI, 4% 3/15/38 (d)	14,816,513	2,295,260
Series 3806 Class UP, 4.5% 2/15/41	26,095,297	28,632,355
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3832 Class PE, 5% 3/15/41	$ 11,935,000	$ 13,398,722
sequential payer:
Series 2135 Class JE, 6% 3/15/29	929,446	1,031,527
Series 2274 Class ZM, 6.5% 1/15/31	1,109,197	1,251,795
Series 2281 Class ZB, 6% 3/15/30	2,937,786	3,253,831
Series 2303 Class ZV, 6% 4/15/31	1,240,117	1,383,697
Series 2357 Class ZB, 6.5% 9/15/31	8,657,246	9,847,525
Series 2502 Class ZC, 6% 9/15/32	2,863,327	3,205,018
Series 2519 Class ZD, 5.5% 11/15/32	5,816,493	6,381,586
Series 2546 Class MJ, 5.5% 3/15/23	2,703,171	2,926,145
Series 2575 Class ID, 5.5% 8/15/22 (d)	8,897	31
Series 2601 Class TB, 5.5% 4/15/23	869,000	987,980
Series 2817 Class SD, 6.8508% 7/15/30 (c)(d)(f)	395,686	7,762
Series 2998 Class LY, 5.5% 7/15/25	2,011,000	2,291,173
Series 3013 Class VJ, 5% 1/15/14	250,455	253,542
Series 4176 Class BA, 3% 2/15/33	16,008,322	16,782,187
Series 2844:
Class SC, 45.5052% 8/15/24 (c)(f)	153,799	294,486
Class SD, 83.8604% 8/15/24 (c)(f)	226,267	601,990
Series 2947 Class XZ, 6% 3/15/35	8,895,736	10,085,083
Series 3055 Class CS, 6.3908% 10/15/35 (c)(d)	6,242,271	895,534
Series 3244 Class SG, 6.4608% 11/15/36 (c)(d)(f)	11,563,101	1,914,247
Series 3274 Class SM, 6.2308% 2/15/37 (c)(d)	8,598,474	1,153,797
Series 3284 Class CI, 5.9208% 3/15/37 (c)(d)	31,192,014	5,427,754
Series 3287 Class SD, 6.5508% 3/15/37 (c)(d)(f)	19,390,788	3,551,564
Series 3297 Class BI, 6.5608% 4/15/37 (c)(d)(f)	28,394,334	6,095,173
Series 3336 Class LI, 6.3808% 6/15/37 (c)(d)	13,506,225	1,986,922
Series 3772 Class BI, 4.5% 10/15/18 (d)	13,987,137	989,568
Series 3949 Class MK, 4.5% 10/15/34	7,850,000	8,681,139
Series 4181 Class LA, 3% 3/15/37	21,829,754	22,881,300
Series 4182 Class BA, 3% 6/15/37	89,166,665	93,531,962
target amortization class Series 2156 Class TC, 6.25% 5/15/29	3,093,992	3,435,692
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (c)	1,017,490	1,031,630
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	2,513,314	2,796,143
Series 2056 Class Z, 6% 5/15/28	4,296,992	4,778,236
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4903% 6/16/37 (c)(d)(f)	$ 5,612,476	$ 1,073,493
Series 2010-H03 Class FA, 0.75% 3/20/60 (c)(g)	43,571,961	43,628,822
Series 2010-H17 Class FA, 0.53% 7/20/60 (c)(g)	5,080,543	5,033,909
Series 2010-H18 Class AF, 0.5% 9/20/60 (c)(g)	5,288,585	5,239,703
Series 2010-H19 Class FG, 0.5% 8/20/60 (c)(g)	7,067,818	7,003,890
Series 2010-H27 Series FA, 0.58% 12/20/60 (c)(g)	10,861,238	10,801,827
Series 2011-H05 Class FA, 0.7% 12/20/60 (c)(g)	18,967,721	18,976,048
Series 2011-H07 Class FA, 0.7% 2/20/61 (c)(g)	32,432,592	32,446,798
Series 2011-H12 Class FA, 0.69% 2/20/61 (c)(g)	45,545,229	45,544,364
Series 2011-H13 Class FA, 0.7% 4/20/61 (c)(g)	18,465,620	18,473,505
Series 2011-H14:
Class FB, 0.7% 5/20/61 (c)(g)	20,577,411	20,587,350
Class FC, 0.7% 5/20/61 (c)(g)	20,345,644	20,354,861
Series 2011-H17 Class FA, 0.73% 6/20/61 (c)(g)	26,228,185	26,272,930
Series 2011-H21 Class FA, 0.8% 10/20/61 (c)(g)	29,591,420	29,738,075
Series 2012-74 Class FL, 0.4482% 5/20/41 (c)	11,516,602	11,506,908
Series 2012-H01 Class FA, 0.9% 11/20/61 (c)(g)	24,150,146	24,390,947
Series 2012-H03 Class FA, 0.9% 1/20/62 (c)(g)	14,674,578	14,822,645
Series 2012-H06 Class FA, 0.83% 1/20/62 (c)(g)	23,435,790	23,589,529
Series 2012-H07 Class FA, 0.83% 3/20/62 (c)(g)	13,706,625	13,799,762
Series 2012-H26, Class CA, 0.7337% 7/20/60 (c)(g)	49,366,994	49,585,097
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	4,800,887	5,416,343
Series 1997-8 Class PE, 7.5% 5/16/27	1,780,131	2,065,813
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	10,854,425	1,965,684
sequential payer:
Series 2001-33 Class SD, 7.8518% 7/20/31 (c)(d)(f)	835,526	202,426
Series 2004-24 Class ZM, 5% 4/20/34	12,114,989	13,876,145
Series 2004-32 Class GS, 6.3003% 5/16/34 (c)(d)(f)	2,591,055	521,020
Series 2004-73 Class AL, 7.0018% 8/17/34 (c)(d)(f)	2,914,089	577,311
Series 2007-35 Class SC, 39.0018% 6/16/37 (c)(f)	242,458	466,473
Series 2008-60 Class SH, 5.9503% 7/16/38 (c)(d)(f)	7,714,864	1,247,937
Series 2010-H010 Class FA, 0.53% 5/20/60 (c)(g)	14,920,645	14,784,404
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2012-76 Class GS, 6.5003% 6/16/42 (c)(d)(f)	$ 11,864,355	$ 1,914,051
Series 2012-97 Class JS, 6.0503% 8/16/42 (c)(d)(f)	35,670,605	5,813,906
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,110,782,449)		1,134,949,273
Commercial Mortgage Securities - 0.3%

Freddie Mac pass thru-certificates floater Series KF01 Class A, 0.5537% 4/25/19 (c) (Cost $49,866,641)	49,866,641	49,960,291
Cash Equivalents - 15.9%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) # (Cost $2,239,053,000)	$ 2,239,065,075	2,239,053,000
Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount
Put Options - 0.1%
Option on an interest rate swap with Deutsche Bank to pay a fixed rate of 2.7% and receive a floating rate based on 3-month LIBOR expiring June 2024	5/30/14	$ 135,508,000	4,397,235
Purchased Swaptions - continued
	Expiration Date	Notional Amount	Value
Call Options - 0.0%
Option on an interest rate swap with Deutsche Bank to receive a fixed rate of 2.7% and pay a floating rate based on 3-month LIBOR expiring June 2024	5/30/14	$ 135,508,000	$ 4,397,235
TOTAL PURCHASED SWAPTIONS (Cost $8,794,470)			8,794,470
TOTAL INVESTMENT PORTFOLIO - 128.4% (Cost $18,096,658,944)		18,125,527,869
NET OTHER ASSETS (LIABILITIES) - (28.4)%		(4,012,049,089)
NET ASSETS - 100%		$ 14,113,478,780
TBA Sale Commitments
	Principal Amount
Fannie Mae
2.5% 6/1/28	$ (2,100,000)	(2,145,313)
2.5% 6/1/28	(53,400,000)	(54,552,233)
3% 6/1/43	(29,600,000)	(29,807,585)
3% 6/1/43	(92,100,000)	(92,745,897)
3.5% 6/1/43	(45,200,000)	(46,827,905)
3.5% 6/1/43	(9,200,000)	(9,531,344)
3.5% 6/1/43	(137,500,000)	(142,452,145)
3.5% 6/1/43	(115,000,000)	(119,141,794)
3.5% 6/1/43	(135,000,000)	(139,862,106)
4% 6/1/28	(1,300,000)	(1,380,844)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
4% 6/1/43	$ (35,500,000)	$ (37,455,273)
4% 6/1/43	(7,200,000)	(7,596,562)
4% 6/1/43	(133,800,000)	(141,169,450)
4.5% 6/1/43	(40,900,000)	(43,702,288)
4.5% 6/1/43	(8,300,000)	(8,868,679)
4.5% 6/1/43	(106,200,000)	(113,476,357)
5% 6/1/43	(23,000,000)	(24,800,468)
5% 6/1/43	(4,700,000)	(5,067,922)
5% 6/1/43	(42,300,000)	(45,611,295)
5.5% 6/1/43	(14,400,000)	(15,597,636)
5.5% 6/1/43	(2,900,000)	(3,141,191)
5.5% 6/1/43	(54,100,000)	(58,599,454)
5.5% 6/1/43	(71,400,000)	(77,338,281)
6% 6/1/43	(8,200,000)	(8,923,244)
6% 6/1/43	(3,100,000)	(3,373,422)
6% 6/1/43	(57,600,000)	(62,680,349)
TOTAL FANNIE MAE		(1,295,849,037)
Ginnie Mae
3% 6/1/43	(23,600,000)	(24,075,257)
3.5% 6/1/43	(32,400,000)	(34,078,220)
4.5% 6/1/43	(45,400,000)	(48,551,968)
5% 6/1/43	(43,700,000)	(47,320,432)
TOTAL GINNIE MAE		(154,025,877)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,464,971,324)		$ (1,449,874,914)

Quarterly Report

Swaps
Interest Rate Swaps Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)

JPMorgan Chase, Inc.	Feb. 2017	$ 130,000,000	3-month LIBOR	1%	$ (1,097,526)	$ 0	$ (1,097,526)
Credit Suisse	Aug. 2021	59,500,000	3-month LIBOR	2.85%	(4,492,599)	0	(4,492,599)
CME	Jul. 2023	185,664,000	3-month LIBOR	2.4%	(467,065)	0	(467,065)
CME	Jul. 2023	83,396,000	3-month LIBOR	2.4%	(209,795)	0	(209,795)
Credit Suisse	Aug. 2041	39,100,000	3-month LIBOR	3.75%	(4,706,449)	0	(4,706,449)
TOTAL INTEREST RATE SWAPS					$ (10,973,434)	$ 0	$ (10,973,434)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

Quarterly Report

Investments (Unaudited) - continued

Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open bi-lateral OTC swaps. At period end, the value of securities pledged amounted to $9,381,018.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,239,053,000 due 6/03/13 at 0.06%
Barclays Capital, Inc.	$ 269,280,093
Commerz Markets LLC	1,056,239,395
Credit Agricole CIB New York Branch	714,066,777
Credit Suisse Securities (USA) LLC	199,466,735
$ 2,239,053,000
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $18,096,653,272. Net unrealized appreciation aggregated $28,874,597, of which $216,363,375 related to appreciated investment securities and $187,488,778 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013